Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
8.       Income Taxes

The Company operates in both U.S. and Canadian tax jurisdictions. Its income is subject to varying rates of tax and losses incurred in one jurisdiction cannot be used to offset income taxes payable in another.  A reconciliation of the combined Canadian federal and provincial income tax rate with the Company’s effective tax rate is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2014	2013
Domestic (loss)/gain	(1,327)	2,620
Foreign loss	(849)	(775)
Gain before income taxes	(2,176)	1,845

Expected statutory rate (recovery)	26.50%	26.50%
Expected provision for (recovery of) income tax	(577)	489
Permanent differences	96	(977)
Change in valuation allowance	(2,863)	230
Effect of foreign exchange rate differences	13	36
Effect of non-capital losses expired	3,344	-
Effect of tax rate changes and other	(13)	222
Provision for income taxes	$-	$-

The Canadian statutory come tax rate of 26.5 percent is comprised of federal income tax at approximately 15.5 percent and provincial income tax at approximately 11.0 percent.

The primary temporary differences which gave rise to future income taxes (recovery) at December 31, 2013, December 31, 2012:

	December 31,	December 31,
	2014	2013
Future tax assets:
SR&ED expenditures	2,195	2,195
Income tax loss carryforwards	19,355	22,220
Non-refundable investment tax credits	1,719	1,719
Share issue costs	19	31
Accrued expenses	-	-
Fixed and intangible assets	1,019	1,006
Harmonization credit	-	-
	24,307	27,170
Less: valuation allowance	(24,307)	(27,170)
Net future tax assets	$-	$-

There are no current income taxes owed, nor are any income taxes expected to be owed in the near term. At December 31, 2013 the Company has unclaimed Scientific Research and Experimental Development ("SR&ED") expenditures, income tax loss carry forwards and non-refundable investment tax credits. The unclaimed amounts and their expiry dates are as listed below:

		Province/
	Federal	State
SR&ED expenditures (no expiry)	$8,283	$-
Income tax loss carryforwards (expiry date):
2015	4,975	4,975
2021	26	-
2022	233	-
2023	133	-
2024	1,536	1,455
2025	4,795	4,768
2026	20,562	20,497
2027	8,340	8,320
2028	10,840	10,823
2029	8,502	8,502
2030	2,608	2,607
2031	3,378	3,378
2032	3,491	3,490
2033	1,788	1,788
2034	1,832	1,832
Investment tax credits (expiry date):
2018	10
2019	8
2020	96
2021	55
2022	548
2023	399
2024	178
2025	199
2026	86
2027	90
2028	50
2029	-
2030	-